Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated other comprehensive income
Beginning balance	$ 15,003
Ending balance	16,533	$ 15,003
On net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	247	1,227
Other comprehensive income (loss), before tax	1,223	(980)
Accumulated other comprehensive income (loss), before tax, ending balance	1,470	247
On hedges of net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(172)	(472)
Other comprehensive income (loss), before tax	(372)	300
Accumulated other comprehensive income (loss), before tax, ending balance	(544)	(172)
Net unrealized foreign currency translation gains (losses)
Accumulated other comprehensive income
Beginning balance	74	756
Income tax recovery (expense), opening balance	(1)	1
Other comprehensive income (loss), tax recovery (expense)	11	(2)
Other comprehensive income (loss)	862	(682)
Income tax recovery (expense), opening balance	10	(1)
Ending balance	936	74
Cash flow hedges (Note 28)
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	10	8
Other comprehensive income (loss), before tax	1	2
Accumulated other comprehensive income (loss), before tax, ending balance	11	10
Unrealized employee future benefits (losses) gains (Note 25)
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(26)	(22)
Other comprehensive income (loss), before tax	6	(4)
Accumulated other comprehensive income (loss), before tax, ending balance	(20)	(26)
Cash flow hedges and unrealized employee future benefits (losses) gains
Accumulated other comprehensive income
Beginning balance	(13)	(11)
Income tax recovery (expense), opening balance	3	3
Other comprehensive income (loss), tax recovery (expense)	(2)	0
Other comprehensive income (loss)	5	(2)
Income tax recovery (expense), opening balance	1	3
Ending balance	(8)	(13)
Accumulated other comprehensive income
Accumulated other comprehensive income
Beginning balance	61	745
Other comprehensive income (loss)	867	(684)
Ending balance	$ 928	$ 61